SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Nov. 12, 2021
Cash	$ 191,125	$ 760,012
Working Capital	(231,787)	1,033,554
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	0	0
FDIC cash amount	250,000	250,000
Due to related party	43,900	43,900	$ 43,900
Common stock subject to possible redemption reflected on the condensed balance sheet
Gross proceeds	115,000,000	115,000,000
Less:
Proceeds Allocated to Public Warrants	(12,483,555)	(12,483,555)
Common stock issuance costs	(6,923,767)	(6,923,767)
Plus:
Accretion of carrying value to redemption value	21,132,322	21,132,322
Common stock subject to possible redemption	116,725,000	116,725,000
Working capital loans warrant
Due to related party	$ 0	$ 0